Supplemental cash flow information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash paid during the fiscal year for:
Income taxes	¥ 22,290	¥ 12,613	¥ 25,879
Interest	1,463	1,636	395
Non-cash investing and financing activities:
Capital lease obligations	70	499	206
Conversion of convertible bond	74,344
Treasury stock, at cost
Other Significant Noncash Transactions [Line Items]
Change in ownership of subsidiaries in connection with share exchange transaction	(11,960)	(20,655)	(16,710)
Share Exchange Transaction | Common stock
Other Significant Noncash Transactions [Line Items]
Change in ownership of subsidiaries in connection with share exchange transaction	5,175	4,279	3,270
Share Exchange Transaction | Treasury stock, at cost
Other Significant Noncash Transactions [Line Items]
Change in ownership of subsidiaries in connection with share exchange transaction	¥ 11,960	¥ 20,655	¥ 16,710